Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	AFL CIO HOUSING INVESTMENT TRUST
Central Index Key	0000225030
Amendment Flag	false
Trading Symbol	achit
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016